Schedule I - Income Statement (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit (loss) [abstract]
Other operating income	$ 147,356	$ 110,085	$ 33,627
Staff costs	(314,810)	(280,917)	(214,782)
Other operating expense	(346,252)	(296,809)	(132,059)
Depreciation and amortization charges, operating allowances and write-downs	(81,559)	(97,328)	(108,189)
Finance income	2,274	253	177
Finance costs	(61,015)	(149,189)	(66,968)
Exchange differences	(9,995)	(2,386)	25,553
Financial derivative gain			3,168
(Loss) Profit before tax	591,811	(119,936)	(222,420)
Income tax benefit (expense)	(147,983)	4,562	(21,939)
Total (Loss) Profit for the year	443,828	(115,374)	(249,758)
Separate [member]
Profit (loss) [abstract]
Other operating income	41,816	32,037	13,618
Staff costs	(5,864)	(4,983)	(6,379)
Other operating expense	(51,864)	(36,859)	(18,166)
Depreciation and amortization charges, operating allowances and write-downs	(104)	(109)	(3)
Finance income	4,029	77,232	8,976
Finance costs	(26,444)	(96,581)	(22,069)
Exchange differences	(2,005)	(15,227)	25,516
Financial derivative gain			3,168
(Loss) Profit before tax	(40,436)	(44,490)	4,661
Income tax benefit (expense)			(515)
Total (Loss) Profit for the year	$ (40,436)	$ (44,490)	$ 4,146